Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	May 31, 2023	May 31, 2022
Income Statement [Abstract]
Diluted	13,000,000	11,619,178
Diluted	$ 0.01	$ 0.00